BUSINESS ACQUISITION - TMSA (Details) $ in Millions, $ in Millions			12 Months Ended
	Sep. 14, 2024 USD ($) installment	Sep. 13, 2024	Dec. 31, 2024 ARS ($)	Sep. 30, 2025 ARS ($)	Sep. 14, 2024 ARS ($)
Ver T.V
BUSINESS ACQUISITION
Percentage of capital stock owned and voting rights		49.00%
EHM | Ver T.V
BUSINESS ACQUISITION
Percentage of voting equity interest hold by other company	100.00%				100.00%
TSMA
BUSINESS ACQUISITION
Percentage of interest on stake	100.00%				100.00%
Percentage of interest on stake previously held	50.10%
Gain (loss) on recognized			$ 4,535
Total consideration				$ 9,928	$ 7,283
Net identifiable assets acquired					10,191
Goodwill					$ 4,404
TSMA | Ver T.V
BUSINESS ACQUISITION
Total consideration for transfer of shares	$ 5.5
Amount received on transfer of shares	2.5
Amount receivable in installments	$ 3.0
Number of semi-annual installments | installment	7
Consideration receivable			4,264
TSMA | Ver T.V | Other current receivable
BUSINESS ACQUISITION
Consideration receivable			1,316
TSMA | Ver T.V | Other non current receivables
BUSINESS ACQUISITION
Consideration receivable			$ 2,948